Long-Term Borrowing - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from bank borrowings		¥ 24,992,214	¥ 31,624,560
Long-term debt		¥ 35,141,459
Entrusted Bank Borrowing Agreement
Debt Instrument [Line Items]
Proceeds from bank borrowings			¥ 31,600,000	$ 4.9
Debt instrument, maturity date	2018-12
Interest rate	12.00%		12.00%	12.00%	12.00%
Long-term debt	¥ 38,900,000				$ 6.0
Interest payable	¥ 7,300,000				$ 1.1